Convertible Notes and Warrants (Details) (USD $)	6 Months Ended	12 Months Ended		39 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Feb. 28, 2013
Debt Instrument, Convertible, Conversion Price	$ 0.26
Proceeds from Convertible Debt				$ 884,700
Original Issuance Discount	15.00%
Debt Instrument, Interest Rate, Stated Percentage	16.63%
Warrants, Issued	12,038,446	2,960,000	443,560
Loss on extinguishment of debt		(559,048)
Warrant
Anti-dilution adjustment				$ 0.01
Warrants, Issued				12,364,766
Warrants, Exercise Price				$ 0.15
Warrant 2
Anti-dilution adjustment				$ 0.01
Warrants, Issued				504,203
Warrants, Exercise Price				$ 0.50
Convertible Note Agreements
Debt Instrument, Convertible, Conversion Price				$ 0.10
Debt Instrument, Face Amount				1,033,744
Debt Instrument, Maturity Date, Description				The Notes were due after one year.
Anti-dilution adjustment				$ 0.01
Convertible Notes
Convertible notes from shareholders accrued interest rate	10.00%		10.00%
Debt Instrument, Convertible, Terms of Conversion Feature	The note holders were only be allowed to convert shares or portion thereof to the extent that, at the time of the conversion, the conversion will not result in the note holders beneficially owning more than 9.9% of the issued and outstanding common shares of the Company.		The note holders were only be allowed to convert shares or portion thereof to the extent that, at the time of the conversion, the conversion will not result in the note holders beneficially owning more than 9.9% of the issued and outstanding common shares of the Company.
Debt Instrument, Convertible, Conversion Price	$ 0.01	$ 0.26
Loss on extinguishment of debt		$ (756,719)